Gain on Divestment of an Equity Investee	6 Months Ended
Jun. 30, 2025
Gain on Divestment of an Equity Investee
Gain on Divestment of an Equity Investee

16. Gain on Divestment of an Equity Investee

On April 25, 2025, the Group completed the divestment of an aggregate 45% equity interest out of 50% in SHPL to third parties for cash consideration of US$608.5 million (RMB4.5 billion), including an aggregate 35% equity interest to two China-based private-equity funds (“PE Buyers”) and 10% equity interest to the parent company of the existing 50% SHPL joint venture partner. In regard to the sales and purchase agreements with the PE Buyers, they include a profit guarantee clause with contingent payments capped at US$94.6 million (RMB696 million) based on growth targets for the 3 years up to 2027. As of the date of disposal, the Group recognized a provision for profit guarantee of US$75.8 million, which was the present value of the estimated profit guarantee to the PE Buyers. As at June 30, 2025, provision for profit guarantee was US$79,085,000 of which US$3,105,000 and US$75,980,000 were included in other payables and other non-current liabilities respectively and reflects interest accretion and foreign exchange. Any subsequent changes to estimated profit guarantee and accretion of the discount on the provision will be recognized in the gain on divestment of an equity investee.

The Group has the rights to nominate one director out of seven on SHPL’s board of directors, thus the Group continues to have significant influence and accounts for its remaining 5% equity interest in SHPL using the equity method of accounting.

The gain on divestment of an equity investee was recognized in the condensed consolidated statement of operations as follows:

Six Months Ended June 30, 2025
(in US$’000)
Proceeds	608,503
Less: Provision for profit guarantee	(75,829)
Interest accretion on provision for profit guarantee	(1,110)
Carrying amount of 45% equity interest in SHPL	(48,680)
Accumulated other comprehensive income and reserves	(2,733)
Transaction costs and others	(2,695)
Gain on divestment of an equity investee	477,456
Less:Tax expenses	(61,133)
Gain on divestment of an equity investee, net of tax	416,323